LENDING AND COLLATERALIZATION ARRANGEMENTS INVOLVING TOKENS (Details) - Securitize, Inc. and Subsidiaries	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) arrangement	Dec. 31, 2024 USD ($)
Crypto Asset, Holding [Line Items]
Annual facilitation fee	2.00%
Restricted tokenized assets	$ 0		$ 1,722,665	$ 36,000,000
Obligation to return collateral	0		1,722,665	15,000,000
Digital asset borrowings	0		101,109	36,000,000
Digital assets loan receivable			$ 390,003
Over-collateralized arrangments | arrangement			2
Loss on digital assets from operations, net	286,592	$ 850,660	$ 5,113,796	$ 0
Collateralized loan, ratio				100.00%
Digital Assets, Stablecoins
Crypto Asset, Holding [Line Items]
Intangible Assets, Current, Adjustment				$ 21,000,000
Minimum
Crypto Asset, Holding [Line Items]
Collateralized loan, ratio			100.00%
Maximum
Crypto Asset, Holding [Line Items]
Collateralized loan, ratio			167.00%
deUSD, Crypto Asset
Crypto Asset, Holding [Line Items]
Restricted tokenized assets			$ 810,734
Loss on digital assets from operations, net			$ 809,823
Collateral asset deduction			2.00%
HLSCOPE
Crypto Asset, Holding [Line Items]
Restricted tokenized assets			$ 1,103,171
BUIDL
Crypto Asset, Holding [Line Items]
Restricted tokenized assets				21,000,000
Nonrelated Party
Crypto Asset, Holding [Line Items]
Digital assets loan receivable	0		99,647	15,000,000
Related party
Crypto Asset, Holding [Line Items]
Digital assets loan receivable	$ 0		$ 290,356	$ 0